Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Janus Investment Fund and Shareholders of

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson High-Yield Fund
Janus Henderson All Asset Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Money Market Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Multi-Sector Income Fund
Janus Henderson Global Allocation Fund - Growth	Janus Henderson Select Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Bond Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Unconstrained Bond Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Government Money Market Fund	Janus Henderson Value Plus Income Fund

In planning and performing our audits of the financial statements of Janus Henderson Adaptive Global Allocation Fund, Janus Henderson All Asset Fund, Janus Henderson Diversified Alternatives Fund, Janus Henderson Dividend and Income Builder Fund, Janus Henderson Emerging Markets Managed Volatility Fund, Janus Henderson Flexible Bond Fund, Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, Janus Henderson Global Allocation Fund – Moderate, Janus Henderson Global Bond Fund, Janus Henderson Global Income Managed Volatility Fund, Janus Henderson Global Unconstrained Bond Fund, Janus Henderson Government Money Market Fund, Janus Henderson High-Yield Fund, Janus Henderson International Long/Short Equity Fund, Janus Henderson International Managed Volatility Fund, Janus Henderson Large Cap Value Fund, Janus Henderson Mid Cap Value Fund, Janus Henderson Money Market Fund, Janus Henderson Multi-Sector Income Fund, Janus Henderson Select Value Fund, Janus Henderson Short-Term Bond Fund, Janus Henderson Small Cap Value Fund, Janus Henderson Strategic Income Fund, Janus Henderson U.S. Managed Volatility Fund, and Janus Henderson Value Plus Income Fund (constituting Janus Investment Fund, hereafter collectively referred to as “the Funds") as of and for the year ended June 30, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2018.

This report is intended solely for the information and use of the Board of Trustees of Janus Investment Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Denver, Colorado

August 17, 2018